Note 11 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2013	2012
Current:
Federal	$-	$-
State	-	-
Foreign	-	-
	-	-
Deferred:
Federal	(2,116,355)	(2,126,006)
State	(232,525)	(227,883)
Foreign	9,144	12,556
Change in valuation allowance	2,339,736	2,341,333
	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2013	2012

Tax expense (benefit) at statutory rate	$(4,184,174)	$(2,176,508)
Increase (reduction) in income taxes resulting from:
State income taxes (benefit), net of federal benefit	(297,680)	(159,432)
Non-deductible expenses on extinguishment of Senior Secured Notes	1,912,763	-
Income from foreign subsidiaries	22,746	165,660
Change in valuation allowance - United States	2,348,881	2,301,986
Other	197,464	(131,706)
Income tax expense (benefit)	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2013	2012
Deferred tax assets:
Net operating loss carryforwards	$22,376,888	$20,147,348
Net operating loss carryforwards - foreign	139,529	148,674
Excess of tax basis over book value of property and equipment	30,441	42,946
Excess of tax basis over book value of intangible assets	435,541	431,513
Stock-based compensation	3,396,235	3,097,308
Accrued employee compensation	186,791	352,032
Captialized equity costs	75,471	75,471
Inventory reserve	30,943	36,811
	26,671,839	24,332,103
Valuation allowance	(26,671,839)	(24,332,103)
Net deferred tax assets	$-	$-

Summary of Operating Loss Carryforwards [Table Text Block]
Years ending December 31,	Amount

2025	$1,376,740
2026	7,291,084
2027	12,280,771
2028	6,922,963
2029	4,816,700
2030	7,667,557
2031	8,816,976
2032	4,768,716
2033	5,357,637
Total	$59,299,144